CASH AND BANK BALANCES INCLUDING RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of cash and cash equivalents [Abstract]
Disclosure of detailed information about cash and bank balances [Text Block]

	2019	2018
	US$’000	US$’000

Restricted cash, current portion	3,167	2,138
Cash on hand	357	438
Cash at bank	32,029	33,060
Cash and bank balances	35,553	35,636

Less: Restricted cash, current portion	(3,167)	(2,138)
	32,386	33,498
Add: Cash and cash equivalents included in the disposal group held for sale (Note 40)	141	-
Cash and cash equivalents in the statements of cash flows	32,527	33,498

Restricted cash
Classified as:
Current	3,167	2,138
Non-current	9,611	11,627
	12,778	13,765